IR PASS-THROUGH CORP.
                                                      c/o Winthrop Managment LLC
                                                      Five Cambridge Center
                                                      Cambridge, MA 02142


Integrated ARROs Fund II (the "Fund")

February, 2000

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 1999. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROS Fund II

                          INDEPENDENT AUDITOR'S REPORT

We have audited the accompanying statements of financial condition of Integrated ARROS Fund II (the "Fund") as of December 31, 1999 and 1998, including the schedule of portfolio investments as of December 31, 1999, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 1999. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financing statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROS Fund II as of December 31, 1999 and 1998, and the results of its operations and changes in its net assets for the years then ended and the selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 1999, in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments in payment obligations valued at $12,581,437 and $12,842,135 as of December
31, 1999 and 1998, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


/s/Hays & Company
-----------------
Hays & Company
February 18, 2000
New York, New York

                            Integrated ARROs Fund II
                       Statements of Financial Condition

                                                                December 31,
                                                       ---------------------------
Assets                                                     1999            1998
                                                       -----------     -----------

Cash and Cash Equivalents                                 $242,933        $240,801

Investments in payment obligations, at minimum
termination value (cost $4,349,927)                     12,581,437      12,842,135
                                                       -----------     -----------

Total Assets                                            12,824,370      13,082,936

Liabilities

Distributions Payable                                      242,933         240,801
                                                       -----------     -----------

Net Assets                                             $12,581,437     $12,842,135
                                                       ===========     ===========

Net Asset Value per unit (7,446 units outstanding)       $1,689.69       $1,724.70
                                                       ===========     ===========

                       See notes to financial statements.

                            Integrated ARROs Fund II
                            Statements of Operations


                                                             Year Ended December 31,
                                                            -------------------------
                                                              1999           1998
Investment Income:
    Interest and discount earned, net of fund expenses     $1,460,552     $1,123,689
                                                           ==========     ==========



                       See notes to financial statements.

                                Integrated ARROs Fund II
                           Statements of Changes in Net Assets


                                                              Year Ended December 31,
                                                         ------------------------------
                                                               1999            1998
                                                         ------------      ------------
Decrease in net assets from operations:

Net investment income                                      $1,460,552        $1,123,689
                                                         ------------      ------------

Net increase in net assets resulting from operations        1,460,552         1,123,689

Total declared as distributions to Unit Holders            (1,721,250)       (1,373,206)
                                                         ------------      ------------

Net decrease in net assets                                   (260,698)         (249,517)

Net assets:

Beginning of period                                        12,842,135        13,091,652
                                                         ------------      ------------

End of period                                             $12,581,437       $12,842,135
                                                         ============      ============


                       See notes to financial statements.

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.   ORGANIZATION

       Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

       The  Fund  was  formed  in  July  1987  for  the  purpose  of   realizing
       appreciation in value and deferring the receipt of income through investments in a portfolio consisting of five contract rights for the payment of money (the "Payment Obligations"). The Payment Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were originally entered into by five privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor is a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

       Security Valuation

       The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

       Federal Income Taxes

       The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

       Cash and Cash Equivalents

       Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

       Use of Estimates

       The preparation of the financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.  THE SPONSOR

       IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

       Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio"), an affiliate of NorthStar Capital, provided administrative services to Presidio through October 25, 1999. Thereafter, administrative services were provided to Presidio by AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party. NorthStar Presidio and AP-PCC in turn provided services to the Fund. The board of directors of Presidio is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in
       Note 5, Commitments and Contingencies.

4.  THE PAYMENT OBLIGATIONS

       The five Payment Obligations acquired by the Fund were issued from 1981 to 1983 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered. Two of the five Payment Obligations (Trefar and Zebon) were satisfied in full during 1996.

       Payments on the remaining three Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms") (approximately 25 years), of the respective net leases. Interest at simple interest rates ranging from 16.5% to 19.625% accrues on the principal amounts of each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

       If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a Partnership of its entire interest in the property (or properties), the Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.


5.  COMMITMENTS AND CONTINGENCIES

       The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

       The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While

       Integrated's  bankruptcy  did not  directly  affect the Fund,  and had no effect on the  portfolio  of the Fund,  the  bankruptcy  did  affect  the
       Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund I, an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994 in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund I, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the Fund. Consequently, the Trustee paid $33,558 and $14,145 in such expenses from the proceeds of Payment Obligations received by the Fund in 1999 and 1998, respectively.

       Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Winthrop Management, LLC, Five Cambridge Center, Cambridge, Massachusetts 02142.

                                                                                                     PRINCIPAL OCCUPATIONS
         NAME                   POSITION WITH SPONSOR                DIRECTOR/OFFICER SINCE          DURING  PAST 5 YEARS
         ----                   ---------------------                ----------------------    ------------------------------------
         Dallas E. Lucas        Director, Vice President             August 1998               Mr. Lucas joined NorthStar Capital in
                                                                                               August 1998.  From 1994 until then he
                                And Treasurer                                                  was the Chief Financial  Officer of
                                                                                               Crescent Real Estate  Equities
                                                                                               Company.  Prior to that he was a
                                                                                               financial  consulting and audit
                                                                                               manager in the real estate services
                                                                                              group of Arthur Andersen LLP

         David King             Director and President               November 1997             Mr. King joined NorthStar Capital in
                                                                                               November 1997.  From 1990 to 1997
                                                                                               Mr. King was associated with Olympia
                                                                                               & York Companies (USA) where he held
                                                                                               the position of Senior Vice President
                                                                                               of Finance. Prior to that Mr. King
                                                                                               was employed with Bankers Trust in
                                                                                               its real estate finance group.

         Charles Humber         Vice President and Secretary         November 1997             Mr. Humber joined NorthStar  Capital
                                                                                               in September 1997. From 1996 to 1997
                                                                                               Mr. Humber was employed with Merrill
                                                                                               Lynch in its real estate  investment-
                                                                                               banking  group.  Prior to that
                                                                                               Mr. Humber was a student at Brown
                                                                                               University.


         Steven Kauff           Director and Vice President          July  1999                Mr. Kauff joined  NorthStar  Capital
                                                                                               in July 1999. From 1996 to 1999
                                                                                               Mr Kauff was a Manager in the Real
                                                                                               Estate and  Hospitality  Services
                                                                                               Group of Arthur Andersen LLP. Prior
                                                                                               to joining Arthur Andersen LLP, Mr.
                                                                                               Kauff was with Price Waterhouse LLP
                                                                                               in the Real Estate Industry Services
                                                                                               Group.



6.  DISTRIBUTION PAYABLE

       The Trustee declared a $242,933 ($32.63 per unit) distribution payable to unitholders of record as of December 31, 1999. Such distribution was paid on January 14, 2000.

7.  SIGNIFICANT TRANSACTIONS

       The Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease). However, it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee did not agree with such interpretation.

       Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee for both ARROs Fund I and the Fund with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties

                                                      Integrated ARROs Fund II
                         Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data

                                                                           YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------------------
                                                 1999              1998               1997               1996               1995
                                              ---------          ---------          ---------          ---------          ---------
Per Unit Operating Performance
------------------------------
Net asset value, beginning of period          $1,724.70          $1,758.21          $1,679.14          $2,690.44          $2,399.26

Net investment income                            196.15             150.91             189.13             295.66             291.18

Distributions                                   (231.16)           (184.42)           (110.06)         (1,306.96)              0.00

Net asset value, end of period                $1,689.69          $1,724.70          $1,758.21          $1,679.14          $2,690.44

Total investment return                         $196.15            $150.91            $189.13            $295.66            $291.18

Ratios/Supplemental Data

Net assets, end of period                   $12,581,437        $12,842,135        $13,091,652        $12,502,874        $20,033,008

Ratio of expenses to average net assets            0.26%              0.11%               N/A                N/A                N/A

Ratio of net investment income to average
net assets                                        11.49%              8.67%             11.00%             13.53%             11.44%

Portfolio turnover rate                             N/A                N/A                N/A                N/A                N/A

Partnership/                                                                                             Discount To
Date Payment                                                    Original       Simple                Arrive at Minimum
Obligation                 Property            Type of          Principal     Interest      Accrued      Termination
Incurred     Lessee        Location            Property         Amount        Rate         Interest        Amount
--------     ------        --------            --------         ------        ----         --------        ------
Bradall     Albertson's  Boise, ID             Department       $1,940,000     16.500%    $4,682,621     $2,168,016
12/16/82    Inc.         Snohomish, WA         Stores
                         Las Cruces, NM
                         Sioux Falls, SD
                         Bradenton, FL


Dalhill     The Kroger   Houston, TX           Supermarkets      1,485,000     19.625%     3,233,510        891,080
01/15/82    Company      Dallas, TX
                         Columbus, OH
                         Cincinnati, OH
                         Louisville, KY (2)


Walmad      Walgreen     Windsor, WI           Warehouse/        1,500,000     18.500%     4,192,341      1,392,939
02/25/82    Company                            Distribution
                                               Facility
                                                                ----------               -----------     ----------
                                                                $4,925,000               $12,108,472     $4,452,035
                                                                ==========               ===========     ==========
Partnership/
Date Payment          Periodic               Minimum
Obligation          Payment During         Termination
Incurred           Primary Term (1)           Amount
--------           ----------------           ------

Bradall             7/1/98-1/1/08       $4,454,605
12/16/82           $387,871/semi.





Dalhill          1/31/97-12/31/06        3,827,430
01/15/82              $57,242/mo.




Walmad              4/1/97-3/1/02        4,299,402
02/25/82             $23,125/mo.;
                    4/1/02-3/1/07
                     $92,551/mo.

                                        ----------
                                       $12,581,437
                                       ===========

(1) Primary Term of the applicable net lease.
(2) Two properties.

                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 1999 THROUGH DECEMBER 31, 1999

             ACCRUED                    ACCRUED                    ACCRUED                     ACCRUED                   ACCRUED
  DATE       INTEREST        DATE       INTEREST      DATE         INTEREST      DATE          INTEREST      DATE        INTEREST
  ----       --------        ----       --------      ----         --------      ----          --------      ----        --------
01-Jan-99    12,493,784    23-Feb-99    12,542,509    17-Apr-99    12,510,867    09-Jun-99    12,479,225    01-Aug-99    12,059,712
02-Jan-99    12,496,219    24-Feb-99    12,544,944    18-Apr-99    12,513,303    10-Jun-99    12,481,661    02-Aug-99    12,062,148
03-Jan-99    12,498,655    25-Feb-99    12,547,380    19-Apr-99    12,515,738    11-Jun-99    12,484,097    03-Aug-99    12,064,584
04-Jan-99    12,501,091    26-Feb-99    12,549,816    20-Apr-99    12,518,174    12-Jun-99    12,486,532    04-Aug-99    12,067,020
05-Jan-99    12,503,526    27-Feb-99    12,552,252    21-Apr-99    12,520,610    13-Jun-99    12,488,968    05-Aug-99    12,069,455
06-Jan-99    12,505,962    28-Feb-99    12,554,687    22-Apr-99    12,523,046    14-Jun-99    12,491,404    06-Aug-99    12,071,891
07-Jan-99    12,508,398    01-Mar-99    12,476,756    23-Apr-99    12,525,481    15-Jun-99    12,493,839    07-Aug-99    12,074,327
08-Jan-99    12,510,834    02-Mar-99    12,479,192    24-Apr-99    12,527,917    16-Jun-99    12,496,275    08-Aug-99    12,076,762
09-Jan-99    12,513,269    03-Mar-99    12,481,627    25-Apr-99    12,530,353    17-Jun-99    12,498,711    09-Aug-99    12,079,198
10-Jan-99    12,515,705    04-Mar-99    12,484,063    26-Apr-99    12,532,788    18-Jun-99    12,501,147    10-Aug-99    12,081,634
11-Jan-99    12,518,141    05-Mar-99    12,486,499    27-Apr-99    12,535,224    19-Jun-99    12,503,582    11-Aug-99    12,084,069
12-Jan-99    12,520,576    06-Mar-99    12,488,935    28-Apr-99    12,537,660    20-Jun-99    12,506,018    12-Aug-99    12,086,505
13-Jan-99    12,523,012    07-Mar-99    12,491,370    29-Apr-99    12,540,095    21-Jun-99    12,508,454    13-Aug-99    12,088,941
14-Jan-99    12,525,448    08-Mar-99    12,493,806    30-Apr-99    12,542,531    22-Jun-99    12,510,889    14-Aug-99    12,091,377
15-Jan-99    12,527,883    09-Mar-99    12,496,242    01-May-99    12,464,600    23-Jun-99    12,513,325    15-Aug-99    12,093,812
16-Jan-99    12,530,319    10-Mar-99    12,498,677    02-May-99    12,467,036    24-Jun-99    12,515,761    16-Aug-99    12,096,248
17-Jan-99    12,532,755    11-Mar-99    12,501,113    03-May-99    12,469,471    25-Jun-99    12,518,196    17-Aug-99    12,098,684
18-Jan-99    12,535,191    12-Mar-99    12,503,549    04-May-99    12,471,907    26-Jun-99    12,520,632    18-Aug-99    12,101,119
19-Jan-99    12,537,626    13-Mar-99    12,505,984    05-May-99    12,474,343    27-Jun-99    12,523,068    19-Aug-99    12,103,555
20-Jan-99    12,540,062    14-Mar-99    12,508,420    06-May-99    12,476,778    28-Jun-99    12,525,504    20-Aug-99    12,105,991
21-Jan-99    12,542,498    15-Mar-99    12,510,856    07-May-99    12,479,214    29-Jun-99    12,527,939    21-Aug-99    12,108,426
22-Jan-99    12,544,933    16-Mar-99    12,513,292    08-May-99    12,481,650    30-Jun-99    12,530,375    22-Aug-99    12,110,862
23-Jan-99    12,547,369    17-Mar-99    12,515,727    09-May-99    12,484,085    01-Jul-99    12,064,573    23-Aug-99    12,113,298
24-Jan-99    12,549,805    18-Mar-99    12,518,163    10-May-99    12,486,521    02-Jul-99    12,067,008    24-Aug-99    12,115,734
25-Jan-99    12,552,240    19-Mar-99    12,520,599    11-May-99    12,488,957    03-Jul-99    12,069,444    25-Aug-99    12,118,169
26-Jan-99    12,554,676    20-Mar-99    12,523,034    12-May-99    12,491,393    04-Jul-99    12,071,880    26-Aug-99    12,120,605
27-Jan-99    12,557,112    21-Mar-99    12,525,470    13-May-99    12,493,828    05-Jul-99    12,074,315    27-Aug-99    12,123,041
28-Jan-99    12,559,548    22-Mar-99    12,527,906    14-May-99    12,496,264    06-Jul-99    12,076,751    28-Aug-99    12,125,476
29-Jan-99    12,561,983    23-Mar-99    12,530,341    15-May-99    12,498,700    07-Jul-99    12,079,187    29-Aug-99    12,127,912
30-Jan-99    12,564,419    24-Mar-99    12,532,777    16-May-99    12,501,135    08-Jul-99    12,081,623    30-Aug-99    12,130,348
31-Jan-99    12,566,855    25-Mar-99    12,535,213    17-May-99    12,503,571    09-Jul-99    12,084,058    31-Aug-99    12,132,783
01-Feb-99    12,488,923    26-Mar-99    12,537,649    18-May-99    12,506,007    10-Jul-99    12,086,494    01-Sep-99    12,054,852
02-Feb-99    12,491,359    27-Mar-99    12,540,084    19-May-99    12,508,442    11-Jul-99    12,088,930    02-Sep-99    12,057,288
03-Feb-99    12,493,795    28-Mar-99    12,542,520    20-May-99    12,510,878    12-Jul-99    12,091,365    03-Sep-99    12,059,724
04-Feb-99    12,496,230    29-Mar-99    12,544,956    21-May-99    12,513,314    13-Jul-99    12,093,801    04-Sep-99    12,062,159
05-Feb-99    12,498,666    30-Mar-99    12,547,391    22-May-99    12,515,750    14-Jul-99    12,096,237    05-Sep-99    12,064,595
06-Feb-99    12,501,102    31-Mar-99    12,549,827    23-May-99    12,518,185    15-Jul-99    12,098,672    06-Sep-99    12,067,031
07-Feb-99    12,503,538    01-Apr-99    12,471,896    24-May-99    12,520,621    16-Jul-99    12,101,108    07-Sep-99    12,069,466
08-Feb-99    12,505,973    02-Apr-99    12,474,331    25-May-99    12,523,057    17-Jul-99    12,103,544    08-Sep-99    12,071,902
09-Feb-99    12,508,409    03-Apr-99    12,476,767    26-May-99    12,525,492    18-Jul-99    12,105,980    09-Sep-99    12,074,338
10-Feb-99    12,510,845    04-Apr-99    12,479,203    27-May-99    12,527,928    19-Jul-99    12,108,415    10-Sep-99    12,076,774
11-Feb-99    12,513,280    05-Apr-99    12,481,639    28-May-99    12,530,364    20-Jul-99    12,110,851    11-Sep-99    12,079,209
12-Feb-99    12,515,716    06-Apr-99    12,484,074    29-May-99    12,532,799    21-Jul-99    12,113,287    12-Sep-99    12,081,645
13-Feb-99    12,518,152    07-Apr-99    12,486,510    30-May-99    12,535,235    22-Jul-99    12,115,722    13-Sep-99    12,084,081
14-Feb-99    12,520,587    08-Apr-99    12,488,946    31-May-99    12,537,671    23-Jul-99    12,118,158    14-Sep-99    12,086,516
15-Feb-99    12,523,023    09-Apr-99    12,491,381    01-Jun-99    12,459,740    24-Jul-99    12,120,594    15-Sep-99    12,088,952
16-Feb-99    12,525,459    10-Apr-99    12,493,817    02-Jun-99    12,462,175    25-Jul-99    12,123,030    16-Sep-99    12,091,388
17-Feb-99    12,527,895    11-Apr-99    12,496,253    03-Jun-99    12,464,611    26-Jul-99    12,125,465    17-Sep-99    12,093,823
18-Feb-99    12,530,330    12-Apr-99    12,498,688    04-Jun-99    12,467,047    27-Jul-99    12,127,901    18-Sep-99    12,096,259
19-Feb-99    12,532,766    13-Apr-99    12,501,124    05-Jun-99    12,469,482    28-Jul-99    12,130,337    19-Sep-99    12,098,695
20-Feb-99    12,535,202    14-Apr-99    12,503,560    06-Jun-99    12,471,918    29-Jul-99    12,132,772    20-Sep-99    12,101,131
21-Feb-99    12,537,637    15-Apr-99    12,505,996    07-Jun-99    12,474,354    30-Jul-99    12,135,208    21-Sep-99    12,103,566
22-Feb-99    12,540,073    16-Apr-99    12,508,431    08-Jun-99    12,476,790    31-Jul-99    12,137,644    22-Sep-99    12,106,002

                 ACCRUED                   ACCRUED
  DATE          INTEREST        DATE       INTEREST
  ----          --------        ----       --------
   23-Sep-99    12,108,438    15-Nov-99    12,076,796
   24-Sep-99    12,110,873    16-Nov-99    12,079,232
   25-Sep-99    12,113,309    17-Nov-99    12,081,667
   26-Sep-99    12,115,745    18-Nov-99    12,084,103
   27-Sep-99    12,118,180    19-Nov-99    12,086,539
   28-Sep-99    12,120,616    20-Nov-99    12,088,974
   29-Sep-99    12,123,052    21-Nov-99    12,091,410
   30-Sep-99    12,125,488    22-Nov-99    12,093,846
   01-Oct-99    12,047,556    23-Nov-99    12,096,281
   02-Oct-99    12,049,992    24-Nov-99    12,098,717
   03-Oct-99    12,052,428    25-Nov-99    12,101,153
   04-Oct-99    12,054,863    26-Nov-99    12,103,589
   05-Oct-99    12,057,299    27-Nov-99    12,106,024
   06-Oct-99    12,059,735    28-Nov-99    12,108,460
   07-Oct-99    12,062,170    29-Nov-99    12,110,896
   08-Oct-99    12,064,606    30-Nov-99    12,113,331
   09-Oct-99    12,067,042    01-Dec-99    12,035,400
   10-Oct-99    12,069,478    02-Dec-99    12,037,836
   11-Oct-99    12,071,913    03-Dec-99    12,040,271
   12-Oct-99    12,074,349    04-Dec-99    12,042,707
   13-Oct-99    12,076,785    05-Dec-99    12,045,143
   14-Oct-99    12,079,220    06-Dec-99    12,047,579
   15-Oct-99    12,081,656    07-Dec-99    12,050,014
   16-Oct-99    12,084,092    08-Dec-99    12,052,450
   17-Oct-99    12,086,527    09-Dec-99    12,054,886
   18-Oct-99    12,088,963    10-Dec-99    12,057,321
   19-Oct-99    12,091,399    11-Dec-99    12,059,757
   20-Oct-99    12,093,835    12-Dec-99    12,062,193
   21-Oct-99    12,096,270    13-Dec-99    12,064,628
   22-Oct-99    12,098,706    14-Dec-99    12,067,064
   23-Oct-99    12,101,142    15-Dec-99    12,069,500
   24-Oct-99    12,103,577    16-Dec-99    12,071,936
   25-Oct-99    12,106,013    17-Dec-99    12,074,371
   26-Oct-99    12,108,449    18-Dec-99    12,076,807
   27-Oct-99    12,110,885    19-Dec-99    12,079,243
   28-Oct-99    12,113,320    20-Dec-99    12,081,678
   29-Oct-99    12,115,756    21-Dec-99    12,084,114
   30-Oct-99    12,118,192    22-Dec-99    12,086,550
   31-Oct-99    12,120,627    23-Dec-99    12,088,986
   01-Nov-99    12,042,696    24-Dec-99    12,091,421
   02-Nov-99    12,045,132    25-Dec-99    12,093,857
   03-Nov-99    12,047,567    26-Dec-99    12,096,293
   04-Nov-99    12,050,003    27-Dec-99    12,098,728
   05-Nov-99    12,052,439    28-Dec-99    12,101,164
   06-Nov-99    12,054,875    29-Dec-99    12,103,600
   07-Nov-99    12,057,310    30-Dec-99    12,106,035
   08-Nov-99    12,059,746    31-Dec-99    12,108,471
   09-Nov-99    12,062,182
   10-Nov-99    12,064,617
   11-Nov-99    12,067,053
   12-Nov-99    12,069,489
   13-Nov-99    12,071,924
   14-Nov-99    12,074,360